Share Capital (Details) - USD ($) $ in Millions				12 Months Ended
	Jul. 15, 2022	Jun. 07, 2022	Jul. 16, 2020	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share Capital
Proceeds from Stock Options Exercised				$ 1.7	$ 2.7	$ 6.2
2022 Base Shelf Prospectus
Share Capital
Shelf Prospectus Period (Month)	25 months
Stock issued during period, shares, new issues (in shares)	0
2020 Base Shelf Prospectus
Share Capital
Stock issued during period, shares, new issues (in shares)			0
NCIB
Share Capital
Stock issued during period, shares, new issues (in shares)		0
Number of shares to be purchased for cancellation		7,400,000
Maximum percentage of shares to be repurchased for cancellation		10.00%